Segment Reporting - Reconciliation of Adjusted LBIT to net income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Segment reporting
Adjusted LBIT	$ (16,172)	$ (16,148)
Interest income	251	189
Equity in earnings of equity investees, net of tax	22,269	21,251
Interest expense	(817)	(811)
Income tax expense	(1,846)	(1,687)
Net income	$ 3,685	$ 2,794